Trade payables and suppliers finance, net (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit loss recognized	R$ 11	R$ 18
Related party trade payable	10	22
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Related party trade payable	R$ 524	R$ 595